Income Tax - Schedule of Unrecognized Tax Positions (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Unrecognized Tax Positions Abstract
Gross beginning balance	$ 6,961,166	$ 6,567,028	$ 6,567,028	$ 2,960,155	$ 1,638,673
Gross increase to tax positions in the current period	307,348	394,138	394,138	3,606,873	1,321,482
Gross ending balance	$ 7,268,514	$ 6,961,166	$ 6,961,166	$ 6,567,028	$ 2,960,155